MORGAN STANLEY INSTITUTIONAL FUND TRUST
522 Fifth Avenue
New York, New York 10036

December 14, 2017

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Morgan Stanley Institutional Fund Trust (the “Fund”)
File Nos. 2-89729; 811-03980
Post-Effective Amendment No. 170

Dear Sir or Madam:

On behalf of the Fund, attached herewith for filing is the above referenced Post-Effective Amendment No. 170 to the Fund’s Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 173 pursuant to the Investment Company Act of 1940, as amended (the “Amendment”).

This filing is made pursuant to Rule 485(a)(1) under the 1933 Act for the purpose of adding Class IS shares to the Core Plus Fixed Income Portfolio and Class IR shares to the High Yield Portfolio. We understand that we may expect comments on this filing in approximately 30-45 days. Although this Amendment also includes updated information regarding the Fund, we anticipate filing a subsequent 485(b) filing, to include all consents and opinions, as well as any other required information, in anticipation of going automatically effective on the 60th day after the date hereof. No fees are required in connection with this filing.

If you have any questions, please feel free to contact me at 212.698.3526 (tel) or 212.698.3599 (fax).

Very truly yours,

/s/ Allison Fumai
Allison Fumai